Goodwill and Intangible Assets (Tables)	Nov. 18, 2019
Segment allocation of goodwill
The changes in Dominion Energy and Dominion Energy Gas’ carrying amount and segment allocation of goodwill are presented below:

	Power Generation	Gas Infrastructure	Power Delivery	Corporate and Other (1)	Total

(millions)
Dominion Energy
Balance at December 31, 2016 (2)	$1,422	$4,051	$926	$—	$6,399
Dominion Energy Questar Combination	—	6 (3)	—	—	6

Balance at December 31, 2017 (2)	$1,422	$4,057	$926	$—	$6,405
Purchase Accounting Adjustment	—	5	—	—	5

Balance at December 31, 2018 (2)	$1,422	$4,062	$926	$—	$6,410

Dominion Energy Gas
Balance at December 31, 2016 (2)	$—	$1,466	$—	$—	$1,466
No events affecting goodwill	—	—	—	—	—

Balance at December 31, 2017 (2)	$—	$1,466	$—	$—	$1,466
Purchase Accounting Adjustment	—	5	—	—	5

Balance at December 31, 2018 (2)	$—	$1,471	$—	$—	$1,471

(1)	Goodwill recorded at the Corporate and Other segment is allocated to the primary operating segments for goodwill impairment testing purposes.
(2)	Goodwill amounts do not contain any accumulated impairment losses.
(3)	See Note 3.

Components of intangible assets	The components of intangible assets are as follows:

	2018		2017

At December 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

(millions)
Dominion Energy
Software, licenses and other	$1,033	$363	$1,043	$358

Virginia Power
Software, licenses and other	$384	$134	$347	$114

Dominion Energy Gas
Software, licenses and other	$179	$64	$151	$60

Annual amortization expense of intangible assets
Annual amortization expense for these intangible assets is estimated to be as follows:

	2019	2020	2021	2022	2023

(millions)
Dominion Energy	$67	$56	$44	$34	$23

Virginia Power	$29	$23	$16	$12	$6

Dominion Energy Gas	$10	$9	$9	$7	$6

SCANA [Member]
Annual amortization expense of intangible assets	Annual amortization expense for these intangible assets is estimated to be as follows:

	2019	2020	2021	2022	2023
(millions)

SCANA	$95	$90	$80	$74	$71